Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net earnings	$ 185,657	$ 727,828
Adjustments and items not affecting cash:
Depreciation and amortization	402,963	314,123
Deferred taxes	(50,662)	59,695
Unrealized gain on derivative financial instruments	(5,609)	(2,124)
Share-based compensation expense	8,395	24,637
Cost of equity funds used for construction purposes	(637)	(2,219)
Change in value of investments carried at fair value	122,419	(559,701)
Pension and post-employment expense in excess of (lower than) contributions	(14,146)	2,182
Distributions received from equity investments, net of income	29,818	3,869
Other	1,290	14,406
Net change in non-cash operating items (note 23)	(522,022)	(77,479)
Net Cash Provided by (Used in) Operating Activities, Total	157,466	505,217
Financing Activities
Increase in long-term debt	12,834,047	3,471,740
Repayments of long-term debt	(12,895,091)	(3,160,523)
Issuance of common shares, net of costs	985,619	820,767
Cash dividends on common shares	(307,115)	(253,762)
Dividends on preferred shares	(9,003)	(8,401)
Contributions from non-controlling interests and redeemable non-controlling interests (note 3)	1,125,548	3,717
Production-based cash contributions from non-controlling interest	4,832	3,371
Distributions to non-controlling interests, related party (note 16(b) and (c))	(28,007)	(27,447)
Distributions to non-controlling interests	(12,830)	(11,417)
Payments upon settlement of derivatives	(33,782)	0
Shares surrendered to fund withholding taxes on exercised share options	(3,372)	(5,274)
Repurchase of non-controlling interest	0	(76,046)
Increase in other long-term liabilities	62,000	18,342
Decrease in other long-term liabilities	(49,130)	(8,208)
Net Cash Provided by (Used in) Financing Activities, Total	1,673,716	766,859
Investing Activities
Additions to property, plant and equipment and intangible assets	(1,345,045)	(786,030)
Increase in long-term investments	(622,320)	(279,188)
Acquisitions of operating entities	0	(402,784)
Increase in other assets	(43,306)	(21,419)
Receipt of principal on development loans receivable	206,319	244,285
Distributions received from equity investments	220	14,818
Other proceeds	6,023	415
Net Cash Provided by (Used in) Investing Activities, Total	(1,798,109)	(1,229,903)
Effect of exchange rate differences on cash and restricted cash	(1,702)	573
Increase in cash, cash equivalents and restricted cash	31,371	42,746
Cash, cash equivalents and restricted cash, beginning of year	130,018	87,272
Cash, cash equivalents and restricted cash, end of year	161,389	130,018
Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense	219,025	190,942
Cash paid during the year for income taxes	5,019	5,603
Cash received during the year for distributions from equity investments	124,143	121,506
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	103,427	74,505
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	108,586	94,321
Property, plant and equipment, intangible assets and accrued liabilities in exchange of note receivable	90,821	27,611
Convertible Debentures
Non-cash financing and investing activities:
Issuance of common shares upon conversion of convertible debentures	$ 0	$ 50